Other Financial Statement Information - Summary Of Accrued expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Inventory purchases	$ 4,258	$ 4,659	$ 6,285
Advertising costs	2,927	2,363	1,936
Compensation and benefits	3,759	2,072	1,545
Sales taxes	1,762	1,812	1,999
Fulfillment costs	1,900	1,120	1,156
Other accrued expenses	9,602	8,625	6,889
Total accrued expenses	$ 24,208	$ 20,651	$ 19,810